SEGMENT REPORTING - SCHEDULE OF GEOGRAPHIC AREA INFORMATION (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total non-current assets	$ 554,942,225	$ 514,564,102
Reportable segments | Colombia
IfrsStatementLineItems [Line Items]
Total non-current assets	133,013,547	131,147,272
Reportable segments | Peru
IfrsStatementLineItems [Line Items]
Total non-current assets	161,573,800	127,416,698
Reportable segments | Costa Rica
IfrsStatementLineItems [Line Items]
Total non-current assets	$ 260,354,878	$ 256,000,132